PREPAID EXPENSES AND OTHER CURRENT ASSETS AND ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS AND ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES
NOTE 15:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS AND ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES

The following table presents prepaid expenses and other current assets:

	December 31, 2025	December 31, 2024
Prepaid expenses	329	117
Other current assets	186	29
Prepaid expenses and other current assets	$515	$146

The following table presents accrued expense and other liabilities that as presented on the consolidated balance sheets:

	December 31, 2025	December 31, 2024
Accrued expenses	553	844
Employee-related liabilities	233	35
Other current liabilities	20	108
Accrued expense and other current liabilities	$806	$987